Discontinued Operations - Sale of E-Core (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jul. 01, 2023	Jun. 30, 2023	Jun. 30, 2022
Note payable		$ 557,429		$ 173,812
Acounts receivable balance	$ 180,897	606,885	$ 2,046,700	1,125,394	$ 760,729
Inventory	1,324,540	1,431,556		4,804,299
Accrued liabilities	(223,535)	(736,407)		(2,439,794)
Goodwill	$ 848,854	848,854		$ 2,886,309
E-Core, Inc. and its subsidiaries [Member]
Cash		100,000
Cash payment, 120 days		3,000,000
Note payable		5,189,718
Note payable 2		4,684,029
Convertible note payable, convertible at $4.81 per common share		2,418,860
Common stock, 1,247,402 shares valued at $4.81 per common share, the calculated closing price on October 21, 2022		6,000,000
Fair value of consideration payments		21,039,765
Cash balance		1,014,610
Acounts receivable balance		6,699,945
Inventory		7,750,011
Prepaid expenses		75,721
Trade name		1,727,249
Customer relationships		5,080,305
Accrued liabilities		(192,051)
Line of credit		(7,201,079)
Total identifiable assets		14,635,673
Goodwill		$ 6,404,092